Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statement of Cash Flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Cash flow from operating activities
Net income					$ (8,738)	(54,437)	20,332	44,055
Equity in earnings of subsidiaries					(8,339)	(51,956)	22,515	58,478
Foreign exchange gain
Other current assets
Other current liabilities					10	61	(7,277)	6,139
Net cash provided by (used in) operating activities	7,458	46,451	(14,018)	98,575	(389)	(2,420)	(9,460)	(8,284)
Cash flow from financing activities
Payments to related parties					380	2,365	9,493	8,321
Proceeds from related parties								(10)
Effect of exchange	67	(26)	(213)	16		(1)	(4)	38
Net cash (used in) provided by financing activities	(33)	(202)	6,501	(6,179)	380	2,364	9,489	8,348
Net (decrease) increase in cash and cash equivalent	(6,214)	(39,166)	(127,055)	144,424	(9)	(56)	29	64
At beginning of period/year	7,018	44,172	171,227	26,804	19	121	92	28
At end of period/year	$ 804	5,006	44,172	171,227	$ 10	65	121	92